Liabilities to credit institutions - Summary of Working Capital Loans (Details) € in Thousands, ¥ in Thousands, $ in Thousands	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)
Disclosure of detailed information about borrowings [line items]
Borrowings, arrangement fee, percentage	0.0015	0.0015	0.0015
Loans received		$ 1,300,108		$ 609,209
3 Month Euro Interbank Offered Rate
Disclosure of detailed information about borrowings [line items]
Secured bank loans received	€ 270,095	$ 288,746
3 Month Euro Interbank Offered Rate | Euro Interbank Offered Rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.10%	2.10%	2.10%
12 Month Loan Prime Rate Plus 1.25%
Disclosure of detailed information about borrowings [line items]
Unsecured bank loans received		$ 72,517	¥ 500,000
12 Month Loan Prime Rate Plus 1.25% | Loan Prime Rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	1.25%	1.25%	1.25%
12 Month Loan Prime Rate Plus 0.05%
Disclosure of detailed information about borrowings [line items]
Unsecured bank loans received		$ 103,845	¥ 716,000
12 Month Loan Prime Rate Plus 0.05% | Loan Prime Rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	0.05%	0.05%	0.05%
August 3 Month Loan Prime Rate Plus 2.3%
Disclosure of detailed information about borrowings [line items]
Unsecured bank loans received		$ 147,000
August 3 Month Loan Prime Rate Plus 2.3% | Loan Prime Rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.30%	2.30%	2.30%
September 3 Month Loan Prime Rate Plus 2.3%
Disclosure of detailed information about borrowings [line items]
Unsecured bank loans received		$ 255,000
September 3 Month Loan Prime Rate Plus 2.3% | Loan Prime Rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.30%	2.30%	2.30%
Secured 4.48% Working Capital Loan
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.48%	4.48%	4.48%
Secured bank loans received		$ 133,000
3 Month Secured Overnight Financing Rate Plus 2.4%
Disclosure of detailed information about borrowings [line items]
Unsecured bank loans received		$ 100,000
3 Month Secured Overnight Financing Rate Plus 2.4% | Secured Overnight Financing Rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.40%	2.40%	2.40%
Unsecured 7.5% Working Capital Loan
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	7.50%	7.50%	7.50%
Unsecured bank loans received		$ 200,000
Secured 1.883% Working Capital Loan
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	1.883%	1.883%	1.883%
Secured bank loans received				400,000
Unsecured 3.915% Working Capital Loan
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.915%	3.915%	3.915%
Unsecured bank loans received				130,559	¥ 830,000
12 Month National Interbank Loan
Disclosure of detailed information about borrowings [line items]
Unsecured bank loans received				$ 78,650	¥ 500,000
12 Month National Interbank Loan | National Interbank Loan Prime Offer Rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	1.10%	1.10%	1.10%